PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefits [Abstract]
Schedule of Multiemployer Plans

Plan level information is available in the public domain for each of the multiemployer pension plans the Company participates in. The table below provides additional information about the Company’s participation in the above multi-employer pension plans:

		Pension Protection Act			Contributions made
		Zone Status			by the Company
Pension Plan	EIN / Pension Plan Number	2015	2014	Rehabilitation Plan Status	2015	2014	2013

AMO Pension Plan	13-1936709	Yellow (1)	Yellow (1)	Implemented	$1,001	$994	$975

MEBA Pension Plan	51-6029896	Red (1)	Green (1)	Implemented	1,286	322	-

Seafarers Pension Plan	13-6100329	Green (1)	Green (1)	None	427	396	407
				Total contributions	$2,714	$1,712	$1,382

(1)

A "Red" Zone (or critical) Status plan is a plan that is funded less than 65% and currently has a funding deficiency or a funding deficiency that is projected in the near term.  A "Yellow" Zone Status plan is a plan that has a funding ratio between 65% and 80%.  A "Green" Zone Status plan is a plan that is 80% funded or more.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

Information with respect to the domestic pension and postretirement benefit plans for which the Company uses a December 31 measurement date, follow:

	Pension Benefits		Other Benefits
At December 31,	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$52,418	$46,036	$5,119	$3,919
Cost of benefits earned (service cost)	-	-	137	89
Interest cost on benefit obligation	1,928	1,951	191	193
Amendments	-	-	-	-
Actuarial (gains)/losses	(2,271)	8,957	(621)	1,043
Benefits paid	(2,453)	(4,526)	(203)	(125)
Benefit obligation at year end	49,622	52,418	4,623	5,119
Change in plan assets:
Fair value of plan assets at beginning of year	35,705	36,023	-	-
Actual return on plan assets	(125)	1,014	-	-
Employer contributions	-	1,063	-	-
Benefits paid	(2,453)	(2,395)	-	-
Fair value of plan assets at year end	33,127	35,705	-	-
Unfunded status at December 31	$(16,495)	$(16,713)	$(4,623)	$(5,119)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

Information for domestic defined benefit pension plans with accumulated benefit obligations in excess of plan assets follows:

At December 31,	2015	2014
Projected benefit obligation	$49,622	$52,418
Accumulated benefit obligation	49,622	52,418
Fair value of plan assets	33,127	35,705

Schedule of Net Benefit Costs

	Pension benefits			Other benefits
For the year ended December 31,	2015	2014	2013	2015	2014	2013
Components of expense:
Cost of benefits earned	$-	$-	$-	$137	$89	$118
Interest cost on benefit obligation	1,928	1,951	1,775	191	193	178
Expected return on plan assets	(2,412)	(2,494)	(2,092)	-	-	-
Amortization of prior-service costs	-	-	-	(316)	(316)	(333)
Amortization of transition obligation	-	-	-	-	7	7
Recognized net actuarial loss	792	-	504	157	129	171
Gain due to curtailment	-			-	(42)
Net periodic (benefit)/cost	$308	$(543)	$187	$169	$60	$141

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A 1% change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total of service and interest cost components in 2015	$53	$(42)
Effect on postretirement benefit obligation as of December 31, 2015	$503	$(416)

Schedule of Expected Benefit Payments

Expected benefit payments are as follows:

	Pension benefits	Other benefits
2016	$2,615	$182
2017	2,644	189
2018	2,753	200
2019	2,846	198
2020	3,010	207
Years 2021-2025	15,676	1,149
	$29,544	$2,125

Schedule of Changes in Fair Value of Plan Assets

The fair values of the Company’s pension plan assets at December 31, 2015, by asset category are as follows:

Description	Fair Value	Level 1	Level 2
Cash and cash equivalents	$1,495	$1,495	$-
Equity securities:
U.S. companies	14,956	14,956	-
International companies	6,478	6,478	-
Corporate debt securities	1,817	-	1,817
Mutual funds (1)	3,434	3,434	-
U.S. Treasury securities	3,884	3,884	-
Federal agency mortgage-backed securities	998	998	-
Sovereign securities	65	65	-
Total	$33,127	$31,310	$1,817

(1)

The mutual fund investments are invested in intermediate term bonds and fixed income instruments including (but not limited to) mortgage and other asset-backed securities and corporate debt securities of U.S. and non-U.S. issuers.

Schedule of Assumptions Used

The weighted-average assumptions used to determine benefit obligations follow:

	Pension benefits		Other benefits
At December 31,	2015	2014	2015	2014
Discount rate	4.00%	3.75%	4.25%	4.00%
Rate of future compensation increases	-	-	-	-

The weighted-average assumptions used to determine net periodic benefit cost follow:

	Pension benefits			Other benefits
For the year ended December 31,	2015	2014	2013	2015	2014	2013
Discount rate	3.75%	4.50%	3.75%	4.00%	5.00%	4.00%
Expected (long-term) return on plan assets	7.25%	7.00%	6.75%	-	-	-
Rate of future compensation increases	-	-	-	-	-	-